Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Finite-Lived Intangible Assets	The estimated useful lives of the Company’s intangible assets are as follows:

Patents and licenses	3 – 11 years
Computer software	3 – 5 years
Developed technology	1 – 8 years
Customer relationships	1 – 6 years
Trade names	4 years
Information related to intangible assets is as follows:

	As of March 31,
	Gross Carrying Amount		Accumulated Amortization		Net Carrying Value		Weighted Average Remaining Life
(in millions except for years)	2024	2023	2024	2023	2024	2023	2024	2023
Patents & licenses	$179	$178	$144	$169	$35	$9	5.6	1.5
Developed technology	157	155	156	151	1	4	0.1	1.1
Customer relationships	2	2	2	2	—	—	—	—
Computer software	329	293	214	168	115	125	2.8	2.7
Intangible assets subject to amortization	667	628	516	490	151	138
Intangible assets under development	1	—	—	—	1	—	—	—
Total intangible assets	$668	$628	$516	$490	$152	$138
Information regarding amortization expense for intangible assets is as follows:

	Fiscal Years Ended March 31,
(in millions)	2024	2023	2022
Cost of sales	$6	$4	$5
Research and development	57	53	50
Selling, general and administrative	23	36	39
Total amortization expense	$86	$93	$94

Schedule of Property and Equipment Useful Lives
Estimated useful lives of the Company’s property and equipment are as follows:

Buildings	25 years
Leasehold improvements	Shorter of 5 – 10 years or the remaining lease term
Equipment	3 – 6 years
Fixtures and motor vehicles	3 – 5 years
Information regarding property and equipment, net is as follows:

	As of March 31,
(in millions)	2024	2023
Buildings	$—	$75
Leasehold improvements	159	162
Equipment	388	368
Fixtures and motor vehicles	43	53
Construction in progress	16	—
Total property and equipment, gross	606	658
Less: Accumulated depreciation	(391)	(473)
Total property and equipment, net	$215	$185